Intangible assets	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	Iminosugar related programs acquired £000	Utrophin program acquired £000	Bacterial genetics-based platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000		Total £000
Cost
At February 1, 2017	1,380	3,321	—	—	204		4,905
Acquisition of subsidiary (Note 27)	—	—	10,670	668	—		11,338
Additions	—	—	—	—	119		119
Disposals	(1,380)	—	—	—	(58)		(1,438)
At January 31, 2018	—	3,321	10,670	668	265	—	14,924
Accumulated amortization
At February 1, 2017	(1,380)	—	—	—	(55)	—	(1,435)
Charge for the year	—	—	(79)	(4)	(23)		(106)
Disposals	1,380	—	—	—	22		1,402
At January 31, 2018	—	—	(79)	(4)	(56)	—	(139)
Net book amount
At February 1, 2017	—	3,321	—	—	149		3,470
At January 31, 2018	—	3,321	10,591	664	209		14,785

	Iminosugar related programs acquired £000	Utrophin program acquired £000	Bacterial genetics-based platform acquired £000	Option over non-financial assets £000	Other patents and licenses £000		Total £000
Cost
At February 1, 2016	1,380	3,321	—	—	197		4,898
Additions	—	—	—	—	7		7
At January 31, 2017	1,380	3,321	—	—	204		4,905
Accumulated amortization
At February 1, 2016	(1,380)	—	—	—	(45)		(1,425)
Charge for the year	—	—	—	—	(10)		(10)
At January 31, 2017	(1,380)	—	—	—	(55)		(1,435)
Net book amount
At February 1, 2016	—	3,321	—	—	152		3,473
At January 31, 2017	—	3,321	—	—	149		3,470

Amortization of intangible assets is included in the line ‘Research and development’ shown on the face of the Consolidated Statement of Comprehensive Income.
On December 23, 2017, the Group recognized £10.6 million of identified intangible assets related to the bacterial genetics-based platform and £1.8 million of goodwill upon acquisition of Discuva Limited. See Note 27 'Business combinations' for further details.
In accordance with IAS 38, intangible assets not subject to amortization and the associated goodwill have been reviewed for impairment.
The key assumptions used in the valuation model to determine the value in use are as follows:

•	expected research and development costs based on management’s past experience and knowledge;

•	probabilities of achieving development milestones based on industry standards;

•	reported disease prevalence;

•	expected discovery pipeline;

•	expected market share based on management’s estimates;

•	drug reimbursement, costs of goods and marketing estimates; and

•	expected patent life.

13. Intangible assets (continued)
The valuation models cover periods significantly longer than five years which is based on expected patent life, once filed, due to the length of the development cycle for assets of this nature.
A discount factor of 18% has been used over the forecast period for the valuation model used to determine the value in use of the utrophin program acquired and the associated goodwill amounts recognized.
Based on sensitivity analysis, no reasonably possible change in assumptions would cause the carrying value of this asset to exceed its recoverable amount.